UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$4,080	$4,514,236
County of Jefferson Alabama Limited Obligation School, RB, Series A, 5.25%, 1/01/19	2,910	2,899,582
		7,413,818
Arizona — 2.8%
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	10,030	9,750,664
Senior, 5.00%, 12/01/37	7,460	7,135,714
		16,886,378
California — 15.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	4,445	4,770,463
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 11.87%, 6/01/55 (a)	17,855	143,376
California Health Facilities Financing Authority, RB:
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	2,305	2,199,546
Sutter Health, Series B, 6.00%, 8/15/42	6,230	6,992,676
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,468,722
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	2,015	1,733,343
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	5,035	4,189,523
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,415	2,206,199
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,315	2,693,549

Municipal Bonds	Par (000)	Value
California (concluded)
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	$830	$766,928
5.00%, 5/15/47	705	646,725
City of Los Angeles California Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	1,560	1,648,780
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 6.76%, 1/15/38 (a)	75,000	14,755,500
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	7,190,330
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	5,000	4,970,150
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (a):
7.05%, 6/01/41	5,000	727,350
7.07%, 6/01/42	6,000	810,300
7.08%, 6/01/43	5,000	628,150
San Diego Community College District, GO, Election of 2006, 5.00%, 8/01/43	2,115	2,195,962
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (a):
5.57%, 8/01/34	3,500	1,104,110
5.61%, 8/01/36	4,000	1,120,480
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,970	5,669,677
6.50%, 4/01/33	20,410	23,885,823
		93,517,662
Colorado — 2.1%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,532,654
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,450	3,242,896
Colorado State Board of Governors, Refunding RB, Series A, 5.00%, 3/01/43	2,310	2,364,031

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	$2,530	$2,584,926
		12,724,507
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	2,710	2,731,599
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,225	2,295,466
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	7,950	7,615,543
		9,911,009
District of Columbia — 4.8%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/43	1,480	1,513,759
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,322,937
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	990	1,001,979
5.25%, 10/01/44	2,465	2,516,839
		28,355,514
Florida — 4.7%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,331,482
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	2,695	2,700,659
Series B, 5.00%, 7/01/42	4,925	4,928,300
Highlands County Florida Health Facilities Authority, Refunding RB, Series 2006G, 5.13%, 11/15/32 (c)	1,000	1,020,260

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	$6,075	$6,457,543
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,450	5,169,253
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	576,600
5.00%, 6/01/36	125	118,474
5.13%, 6/01/42	1,925	1,829,058
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35 (d)(e)	3,590	2,673,976
		27,805,605
Georgia — 1.8%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	1,650	1,676,350
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, Series A, 5.00%, 7/01/39	5,000	5,124,700
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	4,000	3,983,280
		10,784,330
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	2,824,415
Illinois — 11.6%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	4,110	4,239,876
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,055	2,093,716
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	11,385	13,403,219
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	4,435	4,337,785
5.00%, 1/01/34	4,430	4,313,713
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	1,605	1,672,506

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	$10,630	$10,839,624
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	1,896,137
Ascension Health, Series A, 5.00%, 11/15/42	3,450	3,392,420
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,285,389
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	445,931
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,550	4,604,327
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,905	3,808,469
Series B-2, 5.00%, 6/15/50	6,155	6,087,664
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	983,801
6.00%, 6/01/28	2,245	2,449,609
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,296,246
		69,150,432
Indiana — 4.0%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	2,215	1,992,570
4.00%, 2/01/38	3,555	3,143,153
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,815	1,067,274
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	3,080	3,157,862
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	880	787,398
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	2,905	2,566,451

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Sisters of St. Francis Health, 5.25%, 11/01/39	$1,655	$1,684,840
Indiana Finance Authority, Refunding RB, Community Health Network Project, Series A, 5.00%, 5/01/42	3,695	3,526,803
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,415,310
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	780	795,296
5.00%, 1/15/40	2,490	2,514,228
		23,651,185
Iowa — 2.2%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	2,265	1,835,805
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	1,838,001
5.50%, 12/01/22	4,595	4,538,574
5.25%, 12/01/25	905	856,166
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	3,465	3,776,434
		12,844,980
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,490	1,576,316
Louisiana — 3.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	6,896,712
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	6,355	6,423,443
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,046,588
5.25%, 5/15/31	1,690	1,694,141
5.25%, 5/15/32	2,160	2,161,318

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (concluded):
5.25%, 5/15/33	$2,345	$2,333,392
5.25%, 5/15/35	985	964,886
		22,520,480
Maine — 0.3%
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,715	1,767,187
Maryland — 2.7%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	914,363
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,760	1,836,243
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	8,155	8,154,348
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	4,507,431
Montgomery County Housing Opportunites Commission, RB, Series D, AMT, 5.50%, 1/01/38	510	523,586
		15,935,971
Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,535	3,543,837
Massachusetts School Building Authority, RB, Dedicated Sales Tax Bonds, Senior Series A, 5.00%, 5/15/43	2,780	2,888,893
		6,432,730
Michigan — 3.5%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien, Series A:
5.00%, 7/01/32	3,065	2,772,384
5.25%, 7/01/39	2,650	2,419,317

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	$6,015	$5,490,372
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,753,325
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	2,870	3,063,180
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,061,350
		20,559,928
Mississippi — 2.4%
City of Gulfport Mississipi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,031,592
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (f)	495	508,895
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,023,400
		2,532,295
Multi-State — 2.9%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (b)(g)	16,000	17,014,240
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,612,222
5.00%, 9/01/42	2,815	2,698,374
Douglas County Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,392,996

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	$600	$620,670
		8,324,262
Nevada — 0.8%
Clark County Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,639,499
New Jersey — 9.5%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	3,680	257,379
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.25%, 9/15/29	3,830	3,591,966
7.00%, 11/15/30 (c)	15,410	15,417,089
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	8,721,360
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	2,535	2,586,080
5.00%, 1/01/43	8,150	8,278,607
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	8,000	8,411,200
Series B, 5.25%, 6/15/36	4,810	4,994,945
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	985	1,022,666
5.00%, 5/01/43	1,030	1,061,188
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,165	2,012,995
		56,355,475
New York — 9.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	1,820	272,454
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	2,375	2,423,806

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (c):
8.00%, 8/01/28	$5,000	$5,540,150
7.75%, 8/01/31	22,140	24,311,270
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	4,805	4,956,021
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,400	2,609,040
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	4,775	4,895,855
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	3,465	3,521,965
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,525	2,800,730
6.00%, 12/01/42	1,960	2,167,544
		53,498,835
North Carolina — 4.0%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	10,477,166
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	10,561,300
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	2,774,723
		23,813,189
Ohio — 2.9%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	6,125	6,247,806
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	2,475	2,372,783

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	$5,450	$5,364,271
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,552,862
		17,537,722
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	495	515,384
Pennsylvania — 0.6%
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	3,725	3,734,685
Puerto Rico — 2.0%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (a):
6.45%, 8/01/33	11,400	3,202,602
6.61%, 8/01/36	40,000	8,963,600
		12,166,202
South Carolina — 2.0%
South Carolina Jobs, EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	5,075	5,094,133
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	6,646,971
		11,741,104
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, RB, Sanford, Series E, 5.00%, 11/01/42	1,095	1,070,231
Tennessee — 0.1%
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	415	422,296
Texas — 18.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	4,370	338,500

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	$4,210	$4,513,709
Senior Lien, Series A, 5.00%, 1/01/33	195	190,492
Subordinate Lien, 5.00%, 1/01/33	700	655,347
Subordinate Lien, 5.00%, 1/01/42	620	564,101
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,098,749
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,262,440
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	16,425	18,670,954
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,895	5,032,941
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/43	705	687,854
Dallas-Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	3,535	3,383,737
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,890	2,497,480
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 6.46%, 11/15/35	5,000	1,212,100
CAB, Senior Lien, Series A, 6.31%, 11/15/38	12,580	2,614,376
Third Lien, Series A-3, 6.53%, 11/15/37	26,120	5,484,678
Matagorda County Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	2,120	1,896,128
Midland County Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
5.35%, 9/15/40	9,780	2,335,855
5.45%, 9/15/41	5,420	1,194,785

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	$12,180	$13,013,477
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	7,092,434
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	8,794,291
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/29	865	841,386
5.00%, 12/15/32	2,835	2,683,328
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	6,814,140
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,500	7,282,665
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,000	6,302,520
		110,458,467
Utah — 1.5%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	3,940	4,034,166
University of Utah, RB, General, Series A, 5.00%, 8/01/43	1,235	1,278,250
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy:
3.25%, 10/15/36	1,940	1,422,466
3.25%, 10/15/42	3,010	2,093,997
		8,828,879
Virginia — 1.8%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	2,240	2,240,202
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	3,155	2,970,243

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT (concluded):
6.00%, 1/01/37	$5,695	$5,737,655
		10,948,100
Washington — 0.3%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,980	1,944,083
Wisconsin — 3.2%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Care Group, 5.00%, 11/15/30	3,210	3,289,769
Ascension Health Senior Care Group, 5.00%, 11/15/33	1,640	1,666,404
Aurora Health, Senior Credit Group, 6.40%, 4/15/33	7,500	7,509,225
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	740	772,923
5.00%, 7/01/30	935	970,511
5.00%, 7/01/31	2,035	2,102,440
5.00%, 7/01/37	2,470	2,481,411
		18,792,683

Total Municipal Bonds — 129.0%		765,763,269

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit Group, Series C-2, 5.00%, 11/15/36	4,548	4,550,525
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,760	4,888,551
California — 7.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,115	5,463,536

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
City & County of San Francisco California Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$18,540	$18,865,933
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,680	11,853,653
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,685,715
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,608,132
		44,476,969
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,600	7,565,648
Series C-7, 5.00%, 9/01/36	4,860	4,833,464
		12,399,112
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	9,660,761
Series X-3, 4.85%, 7/01/37	9,366	9,689,348
		19,350,109
Florida — 1.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	6,829,802
Illinois — 0.9%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, 5.00%, 11/01/42	5,625	5,539,556
Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	8,860	9,172,847

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$6,770	$6,977,365
		16,150,212
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	3,988	4,282,746
New York — 10.0%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (i)	3,130	3,322,856
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/31 (i)	16,393	17,331,073
Series FF-2, 5.50%, 6/15/40	3,074	3,347,945
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	20,864	21,679,243
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	12,610	13,653,225
		59,334,342
Texas — 1.1%
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	6,766,441
Utah — 1.2%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,153	7,153,116
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,767	11,324,203
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	5,692,753

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	8

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Washington (concluded)
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	$14,487	$15,510,965
		21,203,718
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 37.8%		224,249,402
Total Long-Term Investments (Cost — $993,783,828) — 166.8%		990,012,671

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	8,485,009	8,485,009
Total Short-Term Securities (Cost — $8,485,009) — 1.4%		8,485,009
Total Investments (Cost — $1,002,268,837*) — 168.2%		998,497,680

		Value
Other Assets Less Liabilities — 0.1%		$754,629
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.7%)		(134,805,748)
VMTP Shares, at Liquidation Value — (45.6%)		(270,800,000)
Net Assets Applicable to Common Shares — 100.0%		$593,646,561

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$870,008,252
Gross unrealized appreciation	$33,778,567
Gross unrealized depreciation	(40,055,897)
Net unrealized depreciation	$(6,277,330)

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Royal Bank of Canada	$508,895	$(6,385)

(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $25,997,578.
BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	2,673,310	5,811,699	8,485,009	$1,092

(k)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	10

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$990,012,671	—	$990,012,671
Short-Term Securities	$8,485,009	—	—	8,485,009
Total	$8,485,009	$990,012,671	—	$998,497,680

[1]	See above Schedule of Investments for values in each state or political subdivision.
Certain of the Trust's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(8,272)	—	$(8,272)
TOB trust certificates	—	(134,766,758)	—	(134,766,758)
VMTP Shares	—	(270,800,000)	—	(270,800,000)
Total	—	$(405,575,030)	—	$(405,575,030)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Trust

Date: September 24, 2013

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Income Trust

Date: September 24, 2013